Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended					2 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended
	Jun. 29, 2014	Jun. 29, 2014	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010	Dec. 29, 2013 Successor [Member]	Dec. 29, 2013 Successor [Member]	Nov. 06, 2013 Successor [Member]	Nov. 06, 2013 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member]	Jan. 01, 2012 Predecessor [Member]
Current income tax expense (benefit):
U.S. Federal, current							$ 0			$ 0	$ 149	$ (1,368)
State and local, current							491			0	(356)	(435)
Total current income tax expense (benefit)		4,429					491			0	(207)	(1,803)
Deferred income tax expense (benefit):
U.S. Federal, deferred							0			(158)	0	0
State and local, deferred							0			(39)	0	0
Total deferred income tax expense (benefit)							0			(197)	0	0
Total income tax expense (benefit):
U.S. Federal, total							0			(158)	149	(1,368)
State and local, total							491			(39)	(356)	(435)
Total income tax expense (benefit)	(2,481)	(3,067)					491			(197)	(207)	(1,803)
Federal tax rate		34.00%					34.00%
Net increase (decrease) to the valuation allowance		2,515					2,142			(277,679)	2,707	10,980
Valuation allowance recognized in income		2,515								59,839	6,551	5,617
Valuation allowance recognized in accumulated other comprehensive loss										20,412	(3,844)	5,363
Valuation allowance recognized in discontinued operations										(370)
Valuation allowance attributable to cancellation of indebtedness and other fresh start adjustments										197,748
Net operating loss carryforwards for Federal and state income tax purposes							223,108	223,108
Operating loss carryforwards expiration dates								2019 through 2033.
Unrecognized tax benefits	1,109	1,109	1,109	4,677	5,033	4,913	1,109	1,109	1,109
Interest and penalties included in uncertain tax position accrual							320	320
Expected federal tax benefit		4,429					491			0	(207)	(1,803)
Effective benefit		3,067					2,617			267,934	(9,303)	(8,171)
Federal valuation allowance, tax effect		2,184					(1,704)			(53,913)	8,462	6,183
Non-deductible expenses, tax effect		(319)					54			(173)	393	358
Deferred tax benefits that expired, tax effect		(100)					0			0	356	(120)
State tax benefit		$ (403)					$ 491			$ (39)	$ 20	$ (367)